Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 260,868	₱ 232,134
Additions (Note 4)	88,983	71,904
Disposals/Retirements	(333)	(679)
Reclassifications	146	(11)
Impairment losses recognized during the year (Note 5)	(148)
Translation differences charged directly to cumulative translation adjustments	1	(3)
Adjustments		64
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income		(1)
Depreciation and amortization	(46,781)	(42,540)	₱ (35,263)
Net book value at end of the year	302,736	260,868	232,134
Adjustments		(64)
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	697,488	715,960
Net book value at end of the year	780,685	697,488	715,960
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(436,620)	(483,826)
Net book value at end of the year	(477,949)	(436,620)	(483,826)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	58,290	40,118
Additions (Note 4)	1,306	915
Disposals/Retirements	(9)	(12)
Reclassifications		6,116
Impairment losses recognized during the year (Note 5)	(27)
Transfers and others	22,641	21,066
Adjustments	(8)	9
Depreciation and amortization	(10,676)	(9,922)
Net book value at end of the year	71,533	58,290	40,118
Adjustments	8	(9)
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	205,338	201,652
Net book value at end of the year	229,160	205,338	201,652
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(147,048)	(161,534)
Net book value at end of the year	(157,627)	(147,048)	(161,534)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	549	628
Additions (Note 4)	906	155
Disposals/Retirements	(1)
Reclassifications	1,850	(707)
Adjustments		871
Depreciation and amortization	(552)	(398)
Net book value at end of the year	2,752	549	628
Adjustments		(871)
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,134	2,800
Net book value at end of the year	5,896	3,134	2,800
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(2,585)	(2,172)
Net book value at end of the year	(3,144)	(2,585)	(2,172)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	111,603	110,510
Additions (Note 4)	141	2,124
Disposals/Retirements	(81)	(114)
Reclassifications		(31,539)
Impairment losses recognized during the year (Note 5)	(121)
Transfers and others	30,328	42,477
Translation differences charged directly to cumulative translation adjustments	1	(1)
Adjustments		(700)
Depreciation and amortization	(23,282)	(11,154)
Net book value at end of the year	118,589	111,603	110,510
Adjustments		700
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	298,169	321,798
Net book value at end of the year	327,195	298,169	321,798
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(186,566)	(211,288)
Net book value at end of the year	(208,606)	(186,566)	(211,288)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,973	5,568
Additions (Note 4)	145	238
Disposals/Retirements	(27)	(212)
Reclassifications	2,795	(263)
Transfers and others	629	897
Adjustments	8	28
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income		(1)
Depreciation and amortization	(1,091)	(1,282)
Net book value at end of the year	7,416	4,973	5,568
Adjustments	(8)	(28)
Buildings [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	23,647	28,128
Net book value at end of the year	26,838	23,647	28,128
Buildings [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(18,674)	(22,560)
Net book value at end of the year	(19,422)	(18,674)	(22,560)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	6,596	6,072
Additions (Note 4)	570	1,548
Disposals/Retirements	(52)	(59)
Reclassifications	55	4,030
Transfers and others	195	(455)
Translation differences charged directly to cumulative translation adjustments	(1)	(1)
Adjustments		125
Depreciation and amortization	(2,124)	(4,664)
Net book value at end of the year	5,239	6,596	6,072
Adjustments		(125)
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	41,856	29,241
Net book value at end of the year	40,586	41,856	29,241
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(35,260)	(23,169)
Net book value at end of the year	(35,347)	(35,260)	(23,169)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	17,340	12,199
Additions (Note 4)	5,678	2,771
Reclassifications		10,979
Transfers and others	10,077	5,614
Adjustments		1
Depreciation and amortization	(5,245)	(14,224)
Net book value at end of the year	27,850	17,340	12,199
Adjustments		(1)
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	46,885	30,906
Net book value at end of the year	62,595	46,885	30,906
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(29,545)	(18,707)
Net book value at end of the year	(34,745)	(29,545)	(18,707)
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,148	4,327
Additions (Note 4)	43	102
Disposals/Retirements	(163)	(265)
Reclassifications		(70)
Transfers and others	145	11
Adjustments		53
Depreciation and amortization	(10)	(10)
Net book value at end of the year	4,163	4,148	4,327
Adjustments		(53)
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,427	4,597
Net book value at end of the year	4,451	4,427	4,597
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(279)	(270)
Net book value at end of the year	(288)	(279)	(270)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,217	6,529
Additions (Note 4)	23	991
Disposals/Retirements		(1)
Reclassifications		(5,893)
Transfers and others	4,900	6,576
Translation differences charged directly to cumulative translation adjustments	1	(1)
Adjustments		(122)
Depreciation and amortization	(3,635)	(862)
Net book value at end of the year	8,506	7,217	6,529
Adjustments		122
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	23,868	50,654
Net book value at end of the year	27,099	23,868	50,654
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(16,651)	(44,125)
Net book value at end of the year	(18,593)	(16,651)	(44,125)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	92	16
Additions (Note 4)	145
Reclassifications		24
Transfers and others	107	76
Depreciation and amortization	(166)	(24)
Net book value at end of the year	178	92	16
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	104	17
Net book value at end of the year	355	104	17
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(12)	(1)
Net book value at end of the year	(177)	(12)	(1)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,060	46,167
Additions (Note 4)	80,026	63,060
Disposals/Retirements		(16)
Reclassifications	(4,554)	17,312
Transfers and others	(69,022)	(76,262)
Adjustments		(201)
Net book value at end of the year	56,510	50,060	46,167
Adjustments		201
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,060	46,167
Net book value at end of the year	₱ 56,510	₱ 50,060	₱ 46,167